Business Combinations	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Business combinations
Note 31. Business Combinations
On April 4, 2018, the Company completed its Initial Business Combination that was recorded using the acquisition accounting method. The results of the operations acquired have been included in the consolidated financial statements since the date on which the Company obtained control of the respective businesses, as disclosed below.
31.1 Acquisition of PELSA (currently known as Vista Argentina) and the 3.85% direct interest in the oil and gas properties operated by PELSA from Pampa Energía S.A.
On January 16, 2018, Pampa Energía S.A. (“PAMPA”) agreed to sell VISTA its direct interest in PELSA and its direct interests in the Entre Lomas, Bajada del Palo and Agua Amarga oil and gas properties.

On April 4, 2018, PAMPA and the Company, through its Mexican subsidiary Vista I, executed a share purchase agreement (the “Share Purchase Agreement PELSA”), for the acquisition of Pampa’s direct interest of:

i)
58.88% in PELSA, an Argentine company that holds a 73.15% direct operating interest in the Entre Lomas (“EL”), Bajada del Palo (“BP”), and Agua Amarga (“AA”) oil exploitation concessions in the Neuquina Basin in the provinces of Neuquén and Río Negro, Argentina (the
“EL-AA-BP
Concessions”) (the “PELSA Transaction”); and

ii)	3.85% direct interest in the EL-AA-BP Concessions operated by PELSA.
On the same date, Vista assigned all the rights and obligations of the Purchase Agreement related to the acquisition of the 3.85% direct interest in the
EL-AA-BP
Concessions to PELSA in order for such subsidiary to perform the purchase.
The main purpose of the business combination was to acquire an upstream business, which became the main activity of the Company after these business combinations, since the Company was established as a special purpose entity until this date (See Note 1).
31.1.1 Consideration transferred
This business combination was performed in exchange for a total consideration of 297,588 in cash at the closing date.
The costs related to the transaction of 967 were recognized in profit or loss by the Company as they were incurred and were recorded as “other operating expenses” in the accompanying consolidated statements of profit or loss and other comprehensive income.
The operating results of the acquired business have been included in the consolidated operating results of the Company as of the date of acquisition.
31.1.2 Assets acquired, and liabilities assumed as of April 4, 2018
As a result of the business combination, the Company identified a goodwill amounting to 11,999, attributable to the future synergies of the Company and PELSA combined business and assembled workforce. The Goodwill has been fully allocated to the Company’s single business segment, since is the only one which the Company operates, as described above. As of December 31, 2019, and 2018, goodwill is not deductible in Mexico, consequently if these circumstances do not change, it is not expected that there will be tax deductions in the future.
The following table details the fair value of the transferred consideration, the fair values of the acquired assets, the assumed liabilities and the non-controlling
interest corresponding to PELSA’s acquisitions as of April 4, 2018:

	Notes	Total
Assets
Property, plant and equipment	[A]	312,728
Other intangible assets		494
Trade and other receivables	[B]	27,857
Other financial assets		19,712
Inventories		3,952
Cash and cash equivalents		10,216

Total assets acquired		374,959

	Notes	Total
Liabilities
Deferred income tax liabilities		56,396
Provisions	[C]	11,085
Employee defined benefits plan obligation		2,856
Salaries and social security payable		1,178
Income tax payable		2,914
Other taxes and royalties payable		3,394
Accounts payable and accrued liabilities		10,240

Total liabilities assumed		88,063

Net assets acquired		286,896

Goodwill		11,999
Non-controlling interest		(1,307)

Total consideration (Note 31.1.1)		297,588

[A] Property, plant and equipment:

•
Oil and gas Property: The Company has valued its interests in proved reserves (both developed and to be developed) and probable reserves in different acquired oil and gas properties. To estimate the future level of reserves, a report audited by external engineers was used adjusting by the temporality of the activity (e.g. drilling new wells and workovers) to adapt to Vista’s plans. These assumptions reflect all reserves and resources that management believe a market participant would consider when valuing the asset. In all cases, the approach used to determine the oil and gas property’s fair value was a combination of the income-based approach through the Indirect Cash Flow method and a valuation methodology for comparable transactions using the multiple US/acre. The projection period was determined based on the termination of the respective concession contracts. For each type of reserve or resource, management used a risk factor between 100% and 30% of success from their estimated full potential value. An 11.25% discount rate has been used, which was estimated taking the WACC rate in US as a parameter. The other main assumptions used to project cash flows were associated with crude oil, natural gas and NGL prices, foreign exchange and inflation rates, which were based on market participant assumptions.

[B] Acquired Receivables:
The fair value of acquired trade and other receivables amounts to 27,857. The gross contractual amount of receivables is 31,504, out of which 3,647 are not expected to be collected.
[C] Contingent liabilities, provision for environmental remediation and asset retirement obligation:
The Company has recorded 30,646 and 10,071 to reflect the fair value of possible and probable tax, civil and labor contingencies, environmental remediation and asset retirement obligation as of the acquisition date, respectively. PELSA is (whether directly or indirectly) involved in several legal, tax and labor proceedings in its ordinary course of business. The fair value was calculated considering the level of probability of cash outflows that would be required for each contingency or provision.
31.1.3
Non-controlling
interest for business combination
The
non-controlling
interest (0.32% ownership interest in PELSA) recognized at the acquisition date was measured at its fair value. The Company acquired the remaining 40.80% ownership interest in PELSA through the acquisition of APCO on the same acquisition date (Note 31.3).
31.1.4 Net cash outflow on acquisition of subsidiaries
In the consolidated statement of cash flows:

Cash consideration transferred	297,588
Cash and cash equivalents acquired	(10,216)

Net cash outflow on acquisition of subsidiaries (*)	287,372

(*)
In the statement of cash flows 297,458 have been presented as Net cash outflow on acquisition of subsidiaries and 10,086 are included in the ‘‘Cash and cash equivalents at the beginning of the period’’ held by the Successor entity.

31.1.5 Effect of acquisitions on the results of the Company
Included in the loss for the period there is a loss of 36,816 attributable to the additional business generated by PELSA. Revenue for the period includes 86,941 attributable to the additional revenues generated by the ownership interest acquired in PELSA.
Had these business combinations been effected at January 1, 2018, the revenue of the Group for the year would have been 360,026 and the loss for the year would have been 28,835. The directors consider these
‘pro-forma’
numbers to represent an approximate measure of the performance of the combined Group on an annualized basis and to provide a reference point for comparison in future periods.
In determining the
‘pro-forma’
revenue and net profit of the Group had been acquired at the beginning of the current year, the management have calculated depreciation of plant and equipment acquired on the basis of the fair values arising in the initial accounting for the business combination rather than the carrying amounts recognized in the pre-acquisition
financial statements.
31.2 Acquisition of oil and gas properties Jagüel de los Machos and 25 de Mayo-Medanito SE, by PELSA from Pampa Energía S.A.
On January 16, 2018, Pampa Energía S.A. agreed to sell Vista its direct interest in 25 de Mayo-Medanito and Jagüel de los Machos oil and gas properties, in the Neuquina Basin in the Province of Río Negro, Argentina.
On April 4, 2018, PAMPA and the Company, through its Mexican subsidiary Vista I, executed a purchase agreement (the “Purchase Agreement Oil and Gas Properties”), for the acquisition of the following (the “Oil and gas properties Transaction”):

i)	100% interest in the 25 de Mayo-Medanito oil exploitation concession area; and

ii)	100% interest in the Jagüel de los Machos oil exploitation concession area.
On the same date, Vista assigned all the rights and obligations of the Purchase Agreement oil and gas properties to PELSA in order for such subsidiary to perform the purchase.
The main purpose of the business combination was to acquire an upstream business, which became the main activity of the Company, after these two business combinations, since the Company was established as a special purpose entity until this date (See Note 1).
31.2.1 Consideration transferred
This business combination was performed in exchange for a total consideration of 85,435 in cash.
The costs related to the transaction of 277 were recognized in profit or loss by the Company as they were incurred and were recorded as “other operating expenses” in the accompanying consolidated statements of profit or loss and other comprehensive income. The operating results of the acquired business have been included in the consolidated operating results of the Company as of the date of acquisition.
31.2.2 Assets acquired and liabilities assumed as of April 4, 2018
As a result of the business combination, the Company has identified a goodwill for an amount of 5,542 related to this transaction. As of December 31, 2019, and 2018, goodwill is not deductible in Argentina, consequently any change in the recognition of the business combination, and if these circumstances do not change, it is not expected that there will be tax deductions in the future.
The following table details the fair value of the transferred consideration, the fair values of the acquired assets and the assumed liabilities corresponding to Oil and gas properties’ acquisitions as of April 4, 2018:

	Notes	Total
Assets
Property, plant and equipment	[A]	86,096
Deferred income tax asset		1,226

Total assets acquired		87,322

	Notes	Total
Liabilities
Provisions	[B]	6,406
Salaries and social security payable		1,023

Total liabilities assumed		7,429

Net assets acquired		79,893

Goodwill		5,542

Total consideration (Note 31.2.1)		85,435

[A] Property, plant and equipment:

•
Oil and gas property: The Company has valued its interests in proved reserves (both developed and to be developed) and probable reserves in different acquired oil and gas properties. To estimate the future level of reserve, a report audited by external engineers was used adjusting by the temporality of the activity (e.g. drilling new wells and workovers) to adapt to the Vista’s plans. These assumptions reflect all reserves and resources that management believe a market participant would consider when valuing the asset. In all cases, the approach used to determine the Oil and gas property’s fair value was a combination of the income-based approach through the Indirect Cash Flow method. The projection period was determined based on the termination of the respective concession contracts. For each type of reserve or resource, management used a risk factor between 100% and 30% of success from their estimated full potential value. An 11.25% discount rate has been used, which was estimated taking the WACC rate in US as a parameter. The other main assumptions used to project cash flows were associated with Crude oil, natural gas and NGL prices, foreign exchange and inflation rates, which were based on market participant assumptions.

[B] Provision for Environmental remediation and asset retirement obligation:
The Company has recorded 3,676 and 2,730 to reflect the fair value of possible and probable environmental remediation and asset retirement obligation as of the acquisition date, respectively. The fair value was calculated considering the level of probability of cash outflows that would be required for each provision.
31.2.3 Net cash outflow on acquisition of subsidiaries
In the consolidated statement of cash flows:

Cash consideration transferred	85,435
Cash and cash equivalents acquired	—

Net cash outflow on acquisition of subsidiaries	85,435

31.2.4 Effect of acquisitions on the results of the Company
Included in the loss for the period there is a profit of 69,016 attributable to the additional business generated by the acquisition of Jagüel de los Machos and 25 de Mayo – Medanito SE. Revenues for the period include 130,015 attributable to the additional revenues generated by Jagüel de los Machos and 25 de Mayo – Medanito SE.
Had this business combination been effected at January 1, 2018, the revenue of the Group for the year would have been 371,132 and the loss for the year would have been 10,090. The directors consider these
‘pro-forma’
numbers to represent an approximate measure of the performance of the combined Group on an annualized basis and to provide a reference point for comparison in future periods.
In determining the
‘pro-forma’
revenue of the Group had this business combination been acquired at the beginning of the current year, the management have calculated depreciation of plant and equipment acquired on the basis of the fair values arising in the initial accounting for the business combination rather than the carrying amounts recognized in the pre-acquisition
financial statements.

31.3 Acquisition of APCO from Pluspetrol
On April 4, 2018, Pluspetrol Resources Corporation established in Cayman Island (“Pluspetrol”) and the Company, through its mexican subsidiary Vista I, executed a share purchase agreement (the “Share Purchase Agreement APCO”), for the acquisition of 100% of APCO Oil & Gas International, Inc. (“APCO O&G”) and 5% of APCO Argentina S.A. (“APCO Argentina”) (together “APCO Transaction”).
APCO O&G holds (a) 39.22% of the capital stock of PELSA; (b) 95% of the capital stock of APCO Argentina, which holds a 1.58% direct equity interest in PELSA; and (c) 100% of the capital stock of APCO Oil & Gas International Inc. Argentina Branch (“APCO Argentina Branch”).
Through APCO Argentina Branch, APCO O&G indirectly holds: (a) a 23% interest in the
EL-AA-BP
Concessions operated by PELSA; (b) a 45%
non-operating
interest in an oil and gas property in the Neuquina Basin in the Province of Neuquén, Argentina, which is denominated “Coirón Amargo Sur Oeste”; (c) a 55% operating interest in an exploitation concession in the Neuquina Basin in the Province of Neuquén, Argentina, which is denominated “Coirón Amargo Norte”; (d) a 1.5%
non-operating
interest in an exploitation concession in in the Noroeste Basin in the Province of Salta, Argentina, which is denominated “Acambuco”; (e) a 16.95%
non-operating
interest in an exploitation concession in the Golfo San Jorge Basin in the Province of Santa Cruz, Argentina, which is denominated “Sur Río Deseado Este ”; and (f) a 44%
non-operating
interest in an exploration agreement for the exploration of a portion of Sur Rio Deseado Este.
As of the date of this business combination, Vista directly and indirectly holds 99.68% of PELSA. The 0.32% remaining equity interest was directly acquired by the Company from PELSA’s minority shareholders, to account for 100% of the capital stock of PELSA on April 25, 2018.
The main purpose of the business combination was to acquire an upstream business, which became the main activity of the Company, after these two business combinations, since the Company was established as a special purpose entity until this date.
31.3.1 Consideration transferred
This business combination was performed in exchange for a total cash consideration of 349,761.
The costs related to the transaction of 1,136 were recognized in profit or loss by the Company as incurred and were recorded as “other operating expenses” in the accompanying consolidated statements of profit or loss and other comprehensive income. The results of operations of APCO and APCO Argentina have been included in the consolidated operating results of the Company as of the date of acquisition.
In connection with this transaction, as described in Note 17.2, the Company obtained a bank loan in the amount of 260,000 net of the transaction costs of 11,904.
31.3.2 Assets acquired and liabilities assumed as of April 4, 2018
As a result of the business combination, the Company has identified a goodwill for an amount of 10,943 related to this transaction. As of December 31, 2019, and 2018, goodwill is not deductible in Mexico, consequently, even any change in the recognition of the business combination, and if these circumstances do not change, it is not expected that there will be tax deductions in the future.
The following table details the fair value of the transferred consideration, the fair values of the acquired assets, the assumed liabilities and the non-controlling
interest corresponding to APCO’s and APCO Argentina’s acquisitions as of April 4, 2018:

	Notes	Total
Assets
Property, plant and equipment	[A]	380,386
Other intangible assets		417
Trade and other receivables	[B]	34,076
Other financial assets		13,579
Inventories		4,409
Cash and cash equivalents		14,432

Total assets acquired		447,299

	Notes	Total
Liabilities
Deferred income tax liabilities		67,503
Provisions	[C]	12,881
Employee defined benefits plan obligation		3,483
Other taxes and royalties payable		3,349
Salaries and social security payable		1,312
Income tax payable		6,458
Accounts payable and accrued liabilities		13,495

Total liabilities assumed		108,481

Net assets acquired (1)		338,818

Goodwill		10,943

Total consideration (Note 31.3.1)		349,761

(1)
The remaining total net assets acquired from APCO Oil & Gas International, Inc., after consolidation process and purchase price allocation corresponds to an amount of 851 of total assets related to cash and cash equivalents and receivables, and no liabilities.

[A] Property, plant and equipment:

•
Oil and gas property: The Company has valued its interests in proved reserves (both developed and to be developed) and probable reserves in different acquired oil and gas properties. To estimate the future level of reserves, a report audited by external engineers was used adjusting by the temporality of the activity (e.g. drilling new wells and workovers) to adapt to the Vista’s plans. These assumptions reflect all reserves and resources that management believe a market participant would consider when valuing the asset. In all cases, the approach used to determine the Oil and gas property’s fair value was a combination of the income-based approach through the Indirect Cash Flow method and a valuation methodology for comparable transactions using the multiple US/acre. The projection period was determined based on the termination of the respective concession contracts. For each type of reserve or resource, management used a risk factor between 100% and 30% of success from their estimated full potential value. An 11.25% discount rate has been used, which was estimated taking the WACC rate in US as a parameter. The other main assumptions used to project cash flows were associated with Crude oil, natural gas and NGL prices, foreign exchange and inflation rates, which were based on market participant assumptions.

[B] Acquired Receivables:
The fair value of acquired trade and other receivables amounts to 34,076. The gross contractual amount of receivables is 36,590, out of which 2,514 are not expected to be collected.
[C] Contingent liabilities, provision for environmental remediation and asset retirement obligation:
The Company has recorded 122, 600 and 12,159 to reflect the fair value of possible and probable tax, civil and labor contingencies, environmental remediation and asset retirement obligation as of the acquisition date, respectively. APCO is (whether directly or indirectly) involved in several legal, tax and labor proceedings in its ordinary course of business. The fair value was calculated considering the level of probability of cash outflows that would be required for each contingency or provision.
31.3.3 Net cash outflow on acquisition of subsidiaries
In the consolidated statement of cash flows:

Cash consideration transferred	349,761
Cash and cash equivalents acquired	(14,432)

Net cash outflow on acquisition of subsidiaries (*)	335,329

(*)
In the statement of cash flows have been presented 342,281 as net cash outflow on acquisition of subsidiaries and 6,952 are included in the ‘‘Cash and cash equivalents at the beginning of the period’’ held by the Successor entity line.

31.3.4 Effect of acquisitions on the results of the Company
Included in the loss for the period there is a loss of 32,546 attributable to the additional business generated by APCO and APCO Argentina-. Revenue for the period includes 114,380 attributable to the additional revenues generated by APCO Argentina Branch. During the successor period APCO Oil & Gas International Inc, did not generate any revenue.
Had this business combination been effected at January 1, 2018, the revenue of the Group for the year would have been 367,167 and the loss for the year would have been 25,505. The directors consider these
‘pro-forma’
numbers to represent an approximate measure of the performance of the combined Group on an annualized basis and to provide a reference point for comparison in future periods.
In determining the
‘pro-forma’
revenue and net profit of the Group had been acquired at the beginning of the current year, the management have calculated:

i)
depreciation of plant and equipment acquired on the basis of the fair values arising in the initial accounting for the business combination rather than the carrying amounts recognized in the pre-acquisition
financial statements; and

ii)	borrowing costs on the funding levels, credit ratings and debt/equity position of the Group after the business combination.
31.4 Effect of all acquisitions on the cash flow, Goodwill and results of the Company
If all business combinations (Note 31.1, 31.2 and 31.3) were made as of January 1, 2018, the Company’s consolidated revenues for the period would have increased to 435,653 and the loss for the period would have been 11,666.
In the consolidated statement of cash flows:

Cash consideration transferred	732,784
Cash and cash equivalents acquired	(24,648)

Net cash outflow on acquisition of subsidiaries (*)	708,136

(*)
In the statement of cash flows have been presented 725,174 as net cash outflow on business acquisitions and 17,038 are included in the ‘‘Cash and cash equivalents at the beginning of the period’’ held by the Successor entity line.

The Composition of Goodwill is

PELSA	11,999
JDM and Medanito	5,542
APCO	10,943

Total Goodwill	28,484